CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investment in real estate:
Land	$ 2,833,509	$ 2,514,009	$ 67,019
Buildings and improvements	11,329,469	10,064,626	276,391
Investment in real estate,Gross	14,162,978	12,578,635	343,410
Accumulated depreciation	(175,700)	(76,200)	(1,400)
Investment in real estate, net	13,987,278	12,502,435	342,010
Cash	366,696	2,134,510	5,763
Rents and other receivables	18,969	10,053	3,375
Escrow deposits and prepaid expenses	77,409	151,128	0
Deferred stock issuance costs	170,479	35,000	50,000
Total Assets	14,620,831	14,833,126	401,148
LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY
Convertible notes payable - officer, net of debt discount of $123,430 in 2012, and $0 in 2013		0	128,746
Convertible notes payable, net of debt discount of $122,364 in 2012, and $0 in 2013		0	127,635
Convertible notes payable - shareholders, net of debt discount of $25,539 in 2012, and $0 in 2013		0	26,638
Accounts payable and accrued expenses	285,515	347,179	119,978
Security deposits	177,520	156,985	14,770
Stock compensation payable	195,000	0
Related party advance		0	266,877
Total Liabilities	658,035	504,164	684,644
Commitments
Stockholders' (Deficit) Equity
Preferred stock, $.001 par value; 25,000,000 shares authorized; No shares issued & outstanding	0	0	0
Common Stock, Value	87,861	87,861	8,350
Additional paid-in capital	15,953,180	15,953,180	349,513
Accumulated deficit	(2,078,245)	(1,712,079)	(641,359)
Total Stockholders' Equity	13,962,796	14,328,962	(283,496)
Total Liabilities and Stockholders' Equity	$ 14,620,831	$ 14,833,126	$ 401,148